FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Schedule of Convertible Notes Payable) (Details)	9 Months Ended
Sep. 30, 2016 USD ($)
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Derivative liability at the beginning of the period	$ 383,581
Derivative liability at the end of the period	547,200
Convertible Notes Payable [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Derivative liability at the beginning of the period	383,581
Loss on revaluation of derivative liabilities during the period	370,805
Loss on modification and cure of default of note payable to Slainte Ventures	237,027
Effect of payoff of JSJ and Vis Vires convertible notes	(178,484)
Conversion of a portion of the convertible note payable to Tangiers Investment Group	(265,729)
Derivative liability at the end of the period	$ 547,200